Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)		12 Months Ended
	Sep. 08, 2017	Mar. 31, 2018
Infosys Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date		Nov. 20, 2017
Infosys Canada Public Services Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date		May 09, 2017
Lodestone GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date		Dec. 21, 2016
Lodestone Augmentis AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date		Oct. 05, 2016
Panaya Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date		Nov. 16, 2016
Noah Consulting LLC (Noah)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date		Nov. 09, 2017
Noah Information Management Consulting Inc (Noah Canada)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date		Dec. 20, 2017
Brilliant Basics Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Acquisition date	Sep. 08, 2017